UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

REYNDERS, MCVEIGH CORE EQUITY FUND
Institutional Shares – ESGEX

Semi-Annual Report
July 31, 2021

Reynders, McVeigh Capital Management, LLC
121 High Street, 4th Floor
Boston, MA 02110
(800) 950-6868

Investment Results (Unaudited)

Average Annual Total Returns(a) as of July 31, 2021

			Since
			Inception
	Six Months	One Year	03/29/2019
Reynders, McVeigh Core Equity Fund - Institutional Shares	11.47%	44.42%	31.22%
MSCI World Index(b)	16.23%	35.07%	19.39%

			Expense Ratios(c)
			Institutional
			Shares
Gross			1.39%
With Applicable Waivers			0.95%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on distributions from Reynders, McVeigh Core Equity Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 950-6868.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently, the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees and expenses, whereas the Fund’s returns are shown net of fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratio is from the Fund’s prospectus dated May 28, 2021. Reynders, McVeigh Capital Managment, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of the Fund through May 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Institutional Shares Expense Ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund, but does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of July 31, 2021, can be found in the financial highlights.

Investment Results (Unaudited) (continued)

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)
July 31, 2021

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at https://www.reyndersmcveighfunds.com.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited)
July 31, 2021

	Shares	Fair Value
COMMON STOCKS — 97.90%
Canada — 2.37%
Industrials — 2.37%
Canadian National Railway Co.	12,235	$1,329,088

Denmark — 6.96%
Energy — 2.05%
Vestas Wind Systems A/S	30,500	1,149,545

Health Care — 1.81%
Novo Nordisk A/S, Class B - ADR	10,969	1,015,729

Materials — 1.74%
Novozymes A/S, Class B(a)	12,504	979,688

Utilities — 1.36%
Orsted A/S(a)	5,204	763,167

Total Denmark		3,908,129

France — 7.00%
Consumer Staples — 1.91%
L’Oreal SA	2,332	1,071,974

Industrials — 2.70%
Schneider Electric SE	8,925	1,516,357

Technology — 2.39%
Capgemini SE(a)	6,000	1,340,520

Total France		3,928,851

Ireland — 5.06%
Consumer Staples — 2.42%
Kerry Group PLC	9,044	1,360,489

Health Care — 2.64%
Medtronic PLC	11,300	1,483,803

Total Ireland		2,844,292

Netherlands — 2.82%
Materials — 2.82%
Koninklijke DSM N.V.	7,782	1,581,692

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2021

	Shares	Fair Value
COMMON STOCKS — 97.90% - continued
Norway — 1.96%
Industrials — 1.96%
Tomra Systems ASA	18,991	$1,101,098

Sweden — 3.15%
Consumer Staples — 1.07%
Oatly Group AB - ADR(a)	34,000	603,500

Materials — 2.08%
BillerudKorsnas AB(a)	53,880	1,165,426

Total Sweden		1,768,926

United Kingdom — 3.76%
Consumer Staples — 1.91%
Unilever PLC - ADR	18,645	1,072,647

Industrials — 1.85%
Halma PLC	25,799	1,036,991

Total United Kingdom		2,109,638

United States — 64.82%
Communications — 6.32%
Alphabet, Inc., Class C(a)	455	1,230,511
T-Mobile US, Inc.(a)	8,850	1,274,577
Walt Disney Co. (The)	5,950	1,047,319
		3,552,407
Consumer Discretionary — 5.52%
Interface, Inc.	54,500	785,890
NIKE, Inc., Class B	7,595	1,272,238
Tesla, Inc.(a)	1,510	1,037,672
		3,095,800
Consumer Staples — 1.63%
Sysco Corp.	12,300	912,660

Energy — 1.25%
Enphase Energy, Inc.(a)	3,710	703,416

Health Care — 17.04%
Abbott Laboratories	13,012	1,574,192
Beam Therapeutics, Inc.(a)	8,000	736,000
Becton, Dickinson and Co.	5,052	1,292,049
Butterfly Network, Inc.(a)	62,000	665,880
CVS Health Corp.	16,320	1,344,115

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2021

	Shares	Fair Value
COMMON STOCKS — 97.90% - continued
Health Care — 17.04% - continued
Danaher Corp.	5,649	$1,680,522
Illumina, Inc.(a)	1,809	896,812
Pacific Biosciences of California, Inc.(a)	28,500	916,275
Teladoc Health, Inc.(a)	3,145	466,875
		9,572,720
Industrials — 8.70%
Carrier Global Corp.	35,700	1,972,425
Rockwell Automation, Inc.	5,701	1,752,601
Xylem, Inc.	9,233	1,161,973
		4,886,999
Materials — 1.92%
AptarGroup, Inc.	8,358	1,077,513

Real Estate — 1.48%
Boston Properties, Inc.	7,100	833,398

Technology — 20.96%
Analog Devices, Inc.	9,344	1,564,372
Apple, Inc.	11,535	1,682,495
Automatic Data Processing, Inc.	6,450	1,352,114
ExOne Co. (The)(a)	18,500	307,100
MarketAxess Holdings, Inc.	1,740	826,796
MasterCard, Inc., Class A	3,954	1,526,007
Microsoft Corp.	5,375	1,531,391
NVIDIA Corp.	9,268	1,807,168
PayPal Holdings, Inc.(a)	4,267	1,175,687
		11,773,130

Total United States		36,408,043

Total Common Stocks (Cost $35,653,048)		$54,979,757

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)
July 31, 2021

	Principal
	Amount	Fair Value
CERTIFICATE OF DEPOSIT — 0.09%
Self-Help Federal Credit Union, 1.90%, 12/20/2021	$50,000	$50,367

Total Certificate of Deposit (Cost $50,000)		50,367

Total Investments — 97.99% (Cost $35,703,048)		55,030,124

Other Assets in Excess of Liabilities — 2.01%		1,131,595

NET ASSETS — 100.00%		$56,161,719

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statement of Assets and Liabilities (Unaudited)
July 31, 2021

Assets
Investments in securities at fair value (cost $35,703,048)	$55,030,124
Cash equivalents	1,154,983
Receivable for fund shares sold	1,800
Dividends and interest receivable	23,798
Tax reclaims receivable	22,471
Prepaid expenses	17,105
Total Assets	56,250,281
Liabilities
Payable for investments purchased	46,098
Payable to Adviser	22,289
Payable to Administrator	7,362
Other accrued expenses	12,813
Total Liabilities	88,562
Net Assets	$56,161,719
Net Assets consist of:
Paid-in capital	34,280,824
Accumulated earnings	21,880,895
Net Assets	$56,161,719
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	2,979,193
Net asset value, offering and redemption price per share	$18.85

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statement of Operations (Unaudited)
For the six months ended July 31, 2021

Investment Income:
Dividend income (net of foreign taxes withheld of $16,619)	$302,031
Interest income	554
Total investment income	302,585
Expenses:
Investment Adviser	182,714
Administration	23,915
Fund accounting	18,207
Custodian	11,557
Registration	10,963
Legal	10,414
Audit and tax preparation	8,058
Trustee	7,438
Transfer agent	5,950
Compliance services	5,950
Report printing	4,287
Pricing	751
Miscellaneous	12,931
Total expenses	303,135
Fees contractually waived by Adviser	(71,553)
Net operating expenses	231,582
Net investment income	71,003
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,041,576
Net realized gain on foreign currency translations	92
Net change in unrealized appreciation of investment securities and foreign currency translations	4,372,480
Net realized and change in unrealized gain on investments	5,414,148
Net increase in net assets resulting from operations	$5,485,151

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	July 31, 2021	Year Ended
	(Unaudited)	January 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$71,003	$16,086
Net realized gain on investment securities transactions and foreign currency translations	1,041,668	1,501,000
Net change in unrealized appreciation of investment securities and foreign currency translations	4,372,480	12,490,514
Net increase in net assets resulting from operations	5,485,151	14,007,600
Distributions to Shareholders from Earnings:
Institutional Shares	—	(26,250)
Total distributions	—	(26,250)
Capital Transactions - Institutional Shares
Proceeds from shares sold	8,148,472	9,056,259
Reinvestment of distributions	—	25,739
Amount paid for shares redeemed	(2,185,298)	(1,759,911)
Net increase in net assets resulting from capital transactions	5,963,174	7,322,087
Total Increase in Net Assets	11,448,325	21,303,437
Net Assets
Beginning of period	44,713,394	23,409,957
End of period	$56,161,719	$44,713,394
Share Transactions - Institutional Shares
Shares sold	460,097	708,596
Shares issued in reinvestment of distributions	—	1,580
Shares redeemed	(124,854)	(131,111)
Net increase in shares outstanding	335,243	579,065

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended		For the	For the
	July 31, 2021		Year Ended	Period Ended
	(Unaudited)		January 31, 2021	January 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$16.91		$11.34	$10.00
Investment operations:
Net investment income	0.02		0.01	0.01
Net realized and unrealized gain on investments	1.92		5.57	1.34
Total from investment operations	1.94		5.58	1.35
Less distributions to shareholders from:
Net investment income	—		(0.01)	(0.01)
Total distributions	—		(0.01)	(0.01)
Net asset value, end of period	$18.85		$16.91	$11.34
Total Return(b)	11.47	% (c)	49.21%	13.54	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$56,162		$44,713	$23,410
Ratio of net expenses to average net assets	0.95	% (d)	0.95%	1.00	% (d)
Ratio of expenses to average net assets before waiver	1.24	% (d)	1.39%	2.15	% (d)
Ratio of net investment income to average net assets	0.29	% (d)	0.05%	0.13	% (d)
Portfolio turnover rate	7	% (c)	22%	13	% (c)

(a)	For the period March 29, 2019 (commencement of operations) to January 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited)

July 31, 2021

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

securities using the effective interest method. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$51,676,242	$3,303,515	$—	$54,979,757
Certificate of Deposit	—	50,367	—	50,367
Total	$51,676,242	$3,353,882	$—	$55,030,124

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2021, the Adviser earned fees of $182,714 from the Fund. At July 31, 2021, the Fund owed the Adviser $22,289.

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 0.95% of the Fund’s Institutional Shares average daily net assets through May 31, 2022 (“Expense Limitation”). Prior to February 28, 2020, the Adviser had contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expense of the Fund did not exceed 1.00% of the average daily net assets of the Fund. During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of July 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
January 31, 2023	$179,535
January 31, 2024	136,321
July 31, 2024	71,553

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2021, the Administrator earned fees of $23,915 for administration services, $5,950 for compliance services, $18,207 for fund accounting services, and $5,950 for transfer agent services. At July 31, 2021, the Fund owed the Administrator $7,362 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,000 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2021, purchases and sales of investment securities, other than short-term investments, were $9,051,517 and $3,257,960, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$19,628,246
Gross unrealized depreciation	(301,170)
Net unrealized appreciation/(depreciation) on investments	$19,327,076
Tax cost of investments	$35,703,048

The tax character of distributions paid for the fiscal year ended January 31, 2021, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$26,250
Total distributions paid	$26,250

(a)	Short term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$649,555
Undistributed long-term capital gains	791,382
Unrealized appreciation on investments	14,954,807
Total accumulated earnings	$16,395,744

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2021

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Annualized
		Account Value	Account Value	During	Expense
		February 1, 2021	July 31, 2021	Period(a)	Ratio
Reynders, McVeigh Core Equity Fund
Institutional Shares	Actual	$1,000.00	$1,114.70	$4.98	0.95%
	Hypothetical(b)	$1,000.00	$1,020.08	$4.76	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES REYNDERS, MCVEIGH CORE EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 950-6868

Who we are
Who is providing this notice?	Reynders, McVeigh Core Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account or provide account information

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Reynders, McVeigh Capital Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 950-6868 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Walter B. Grimm, Chairman	Ernst & Young LLP
John C. Davis	221 East 4th Street, Suite 2900
David James	Cincinnati, OH 45202
Lori Kaiser
Janet Smith Meeks	LEGAL COUNSEL
Mary M. Morrow	Bernstein Shur
100 Middle Street, 6th Floor
OFFICERS	Portland, ME 04104
Matthew J. Miller, Chief Executive Officer and President
Zachary P. Richmond, Chief Financial Officer and Treasurer	CUSTODIAN
Martin R. Dean, Chief Compliance Officer	Huntington National Bank
41 South High Street
INVESTMENT ADVISER	Columbus, OH 43215
Reynders, McVeigh Capital Management, LLC
121 High Street, 4th Floor	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Boston, MA 02110	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
DISTRIBUTOR	Cincinnati, OH 45246
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Reynders-SAR-21

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of	Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) Not applicable – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/28/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	9/28/2021